Information About Components of Consolidated Statements of Financial Position - Schedule of Carrying Amounts that Would Have Been Recognized (Details)	Jun. 30, 2024 USD ($)
Land and buildings [Member]
Schedule of Carrying Amounts that Would Have Been Recognized [Line Items]
Land and buildings	$ 27,876,636